General (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 27, 2024	Jun. 14, 2024	Apr. 01, 2024	Dec. 31, 2024	Dec. 31, 2023
General [Line Items]
Ordinary shares			1,339,285
Purchase price of per share		$ 1.3	$ 1.232
Net proceeds		$ 3,102	$ 1,651
Additional offering costs		$ 343
Exercise price of per share	$ 1.1
Additional offering costs	$ 233
Financial liability	$ 69
Incurred accumulated losses				$ 67,000
Pre-Funded Warrants [Member]
General [Line Items]
Ordinary shares		1,709,760
Purchase price of per share	$ 0.7	$ 1.3
Pre funded warrant, per share					$ 0.001
June Pre-Funded Warrants [Member]
General [Line Items]
Ordinary shares				1,709,760
Pre funded warrant, per share		$ 0.001
June Placement Agent Warrants [Member]
General [Line Items]
Ordinary shares		185,591		185,591
Pre funded warrant, per share		$ 1.56
Percentage of ordinary shares		7.00%
Placement agent warrants fair value		$ 254
December Pre-Funded Warrants [Member]
General [Line Items]
Ordinary shares	658,372
Pre funded warrant, per share	$ 0.001
Warrant [Member]
General [Line Items]
Ordinary shares	4,608,715
Ordinary Shares [Member]
General [Line Items]
Ordinary shares		941,541		6,231,169	3,031,250
December Private Placement [Member]
General [Line Items]
Ordinary shares	3,950,343
Purchase price of per share	$ 0.7
Gross proceeds	$ 3,228